Cover Page	3 Months Ended
Jan. 02, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	LESLIE’S, INC.
Entity Central Index Key	0001821806
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false